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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21284

Registrant Name: Nicholas-Applegate Convertible & Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 29, 2008

Date of Reporting Period: May 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CORPORATE BONDS & NOTES-40.8%
	Advertising-0.8%
$10,700	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$11,957,250

	Apparel-1.0%
	Levi Strauss & Co.,
2,000	9.75%, 1/15/15	B2/B	2,182,500
12,990	12.25%, 12/15/12	B2/B	14,126,625
			16,309,125
	Automotive-2.3%
13,215	Exide Technologies, 10.50%, 3/15/13	Caa1/CCC	13,677,525
12,875	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	11,973,750
10,890	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	Ba3/B+	11,951,775
			37,603,050
	Chemicals-2.1%
13,210	Georgia Gulf Corp., 10.75%, 10/15/16 (a)	B3/B-	13,342,100
7,403	Huntsman LLC, 11.625%, 10/15/10	Ba1/BB+	7,958,225
6,840	Lyondell Chemical Co., 10.875%, 5/1/09	B2/B	6,840,000
5,125	PolyOne Corp., 10.625%, 5/15/10	B2/B+	5,394,062
			33,534,387
	Coal-0.5%
8,705	James River Coal Co., 9.375%, 6/1/12	Ca/CC	8,574,425

	Commercial Services-2.1%
12,410	Cenveo Corp., 7.875%, 12/1/13	B3/B-	12,316,925
9,715	Hertz Corp., 10.50%, 1/1/16	B2/B	10,965,806
9,250	Vertrue, Inc., 9.25%, 4/1/14	Ba3/B	10,163,437
			33,446,168
	Computers-0.5%
8,515	Unisys Corp., 8.00%, 10/15/12	B2/B+	8,557,575

	Electric-1.7%
13,025	AES Corp., 9.50%, 6/1/09	B1/B	13,855,344
12,630	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	13,681,220
			27,536,564
	Electronics-0.8%
12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	12,884,988

	Financial Services-3.0%
11,080	Alamosa Delaware, Inc., 11.00%, 7/31/10	Baa3/BBB	11,752,368
8,185	AMR Holdings Co., 10.00%, 2/15/15	B3/B-	9,085,350
10,795	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	10,330,772
3,655	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,938,263
11,865	Sally Holdings LLC, 10.50%, 11/15/16 (a)	Caa1/CCC+	12,295,106
			47,401,859
	Food Products-0.8%
12,805	Pilgrim's Pride Corp., 9.625%, 9/15/11	B1/B	13,317,200

	Healthcare-1.0%
7,275	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	7,147,688
8,475	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	9,195,375
			16,343,063
	Home Builders-0.8%
12,160	William Lyon Homes, Inc., 10.75%, 4/1/13	B3/B	12,084,000

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Home Furnishings-0.7%
$11,370	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	$11,910,075

	Machinery-0.8%
12,940	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB+	13,587,000

	Metals & Mining-1.3%
2,565	AK Steel Corp., 7.875%, 2/15/09	B2/B+	2,565,000
8,310	PNA Group, Inc., 10.75%, 9/1/16 (a)	B3/B-	9,224,100
8,090	RathGibson, Inc., 11.25%, 2/15/14	B3/B-	8,575,400
			20,364,500
	Miscellaneous-0.6%
9,477	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	10,140,391

	Multi-Media-1.8%
14,370	CCH I LLC, 11.00%, 10/1/15	Caa2/CCC	15,699,225
1,900	Idearc, Inc., 8.00%, 11/15/16 (a)	B2/B+	1,968,875
10,835	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	10,916,262
			28,584,362
	Office Furnishings-0.8%
	Interface, Inc.,
5,375	9.50%, 2/1/14	B3/CCC+	5,885,625
6,490	10.375%, 2/1/10	B1/B	7,139,000
			13,024,625
	Paper Products-1.2%
4,704	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	4,704,000
12,945	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	14,368,950
			19,072,950
	Pharmaceuticals-0.5%
8,530	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa2/CCC	8,402,050

	Retail-7.2%
14,420	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/B-	15,213,100
12,400	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	12,896,000
	Claire's Stores, Inc.,
1,600	9.25%, 6/1/15 (a)	Caa1/CCC+	1,586,000
10,780	10.50%, 6/1/17 (a)	Caa2/CCC+	10,550,925
6,395	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	7,034,500
12,825	Michaels Stores, Inc., 10.00%, 11/1/14 (a)	B2/CCC	13,851,000
13,355	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B-	15,024,375
13,350	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	14,367,938
12,840	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	12,454,800
10,900	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	11,663,000
			114,641,638
	Semi-Conductors-0.8%
12,405	Freescale Semiconductor, Inc., 10.125%, 12/15/16 (a)	B2/B	12,420,506

	Telecommunications-5.9%
2,500	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC	2,712,500
13,560	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa1/CCC	15,594,000
12,400	Intelsat Bermuda Ltd, 11.25%, 6/15/16	Caa1/B	14,167,000
12,805	Level 3 Financing, Inc., 12.25%, 3/15/13	B3/CCC+	14,981,850
15,700	Millicom International Cellular S.A., 10.00%, 12/1/13	B2/B+	17,191,500
12,680	Nortel Networks Ltd, 10.75%, 7/15/16 (a)	B3/B-	14,391,800
14,220	West Corp., 11.00%, 10/15/16	Caa1/B-	15,375,375
			94,414,025

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Theaters-0.8%
$10,785	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	$12,308,381

	Travel Services-1.0%
14,560	TDS Investor Corp., 11.875%, 9/1/16 (a)	Caa1/CCC+	16,416,400

	Total Corporate Bonds & Notes (cost-$625,329,665)		654,836,557

CONVERTIBLE PREFERRED STOCK-40.0%
Shares
(000)
	Agriculture-1.1%
165	Bunge Ltd, 4.875%, 12/31/49	Ba1/BB	18,180,225

	Automotive-2.9%
511	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	Caa2/CCC-	18,823,813
	General Motors Corp.,
785	5.25%, 3/6/32, Ser. B	Caa1/B-	16,594,900
450	6.25%, 7/15/33	Caa1/B-	10,404,000
			45,822,713
	Banking-2.4%
280	Washington Mutual Capital Trust, 5.375%, 5/1/41, Ser. UNIT	A3/BBB	15,792,715
185	Wells Fargo Co., 8.00%, 6/1/08, Ser. AAPL	Aa1/AA+	21,884,392
			37,677,107
	Commercial Services-0.9%
305	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	15,011,991

	Electric-4.7%
435	AES Trust III, 6.75%, 10/15/29	B3/B	21,791,654
342	Entergy Corp., 7.625%, 2/17/09	NR/BBB	23,563,568
78	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	30,008,475
			75,363,697
	Financial Services-15.1%
560	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (c)	Aa1/AA	18,782,400
585	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NR	17,623,125
	Goldman Sachs Group, Inc.,
684	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (d)	Aa3/NR	17,504,394
849	20.00%, 12/31/07 (Time Warner, Inc.) (d)	Aa3/NR	16,817,105
450	20.00%, 3/6/08 (Echostar Communications Corp.) (d)	Aa3/NR	18,753,140
421	Lazard Ltd, 6.625%, 5/15/08	Ba1/NR	19,445,528
	Lehman Brothers Holdings, Inc.,
810	6.25%, 10/15/07, Ser. GIS (General Mills, Inc.) (d)	A1/A+	23,279,400
286	20.00%, 8/15/07, Ser. UTX (United Technologies Corp.) (d)	A1/A+	17,342,350
483	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (d)	A1/A+	20,683,402
	Morgan Stanley,
243	20.00%, 12/15/07 (Exxon Mobil Corp.) (d)	Aa3/A+	18,182,546
517	20.00%, 1/31/08 (AT&T, Inc.) (d)	Aa3/A+	19,348,793
36	20.00%, 3/8/08 (Google, Inc.) (d)	Aa3/NR	16,599,141
506	20.00%, 3/24/08 (The Walt Disney) (d)	Aa3/NR	17,337,924
			241,699,248
	Hand/Machine Tools-0.9%
12	Stanley Works, 6.975%, 5/17/12 (c)	A2/A	13,917,150

	Insurance-3.9%
614	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	20,770,992
687	Platinum Underwriters Holdings Ltd, 6.00%, 2/15/09, Ser. A	NR/BB+	22,241,625
707	XL Capital Ltd, 7.00%, 2/15/09	A3/A-	20,199,060
			63,211,677

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Metals & Mining-1.3%
169	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/B+	$20,695,170

	Oil & Gas-1.4%
203	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	22,902,294

	Packaging & Containers-0.1%
26	Owens-Illinois, Inc. 4.75, 12/31/49	Caa1/B-	1,089,000

	Pharmaceuticals-1.4%
306	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	22,579,547

	Real Estate-1.1%
677	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B2/B-	17,596,800

	Retail-0.4%
6	Blockbuster, Inc., 7.50%, 12/31/49	NR/NR	6,998,438

	Telecommunications-1.2%
330	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	19,140,000

	Waste Disposal-1.2%
57	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	19,923,200

	Total Convertible Preferred Stock (cost-$601,420,629)		641,808,257

CONVERTIBLE BONDS & NOTES-13.9%
Principal
Amount
(000)
	Banking-1.0%
$16,000	UBS AG Jersey Branch, 22.00%, 8/15/07 (a)	NR/NR	15,160,000

	Commercial Services-3.0%
9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	10,294,375
13,440	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	17,119,200
20,614	Quebecor World USA, Inc., 6.00%, 10/1/07	Caa1/B-	20,820,140
			48,233,715
	Computers-1.1%
16,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	17,404,500

	Electric-1.3%
6,075	PG&E Corp., 9.50%, 6/30/10	NR/NR	21,497,906

	Hotels/Gaming-0.2%
2,365	Mandalay Resort Group, Inc., 6.10%, 3/21/33 (c)	Ba2/BB	3,346,475

	Oil & Gas-1.3%
14,100	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	21,555,375

	Retail-1.3%
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	20,587,840

	Telecommunications-4.7%
15,900	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	20,014,125
20,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	19,728,000
20,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB	20,346,250
14,845	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	14,548,100
			74,636,475

	Total Convertible Bonds & Notes (cost-$207,698,549)		222,422,286

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

U.S. GOVERNMENT SECURITIES-3.2%
	United States Treasury Notes,
$33,890	10.375%, 11/15/12		$34,681,671
16,275	12.00%, 8/15/13		17,611,340
	Total U.S. Government Securities (cost-$56,233,703)		52,293,011

SHORT-TERM INVESTMENTS-2.1%
	Corporate Bonds & Notes – 0.7%
	Hotels/Gaming-0.7%
10,500	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	B1/B+	10,552,500
	(cost-$10,556,128)

	Time Deposit-1.4%
22,545	JP Morgan — Grand Cayman, 4.62%, 6/1/07		22,544,766
	(cost-$22,544,766)

	Total Short-Term Investments (cost-$33,100,894)		33,097,266

	Total Investments (cost-$1,523,783,440)—100.0%		$1,604,457,377

Notes to Schedule of Investments

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which over-the-counter market is the primary market of for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)

144A-security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Credit-linked trust certificate.

(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on May 31, 2007

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
NR - Not Rated
REIT - Real Estate Investment Trust

Other Investments:

Interest rate cap agreement outstanding at May 31, 2007:

	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation
UBS AG	$525,000,000	1/15/08	$6,580,547	1 month LIBOR-BBA	$1,504,453
				over 3% strike price

LIBOR - London Interbank Offered Rate

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c)) under the Act (17 CFR270.30a-3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

               (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 20, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 20, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2007